Offerings - Offering: 1	Jan. 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.01 per share
Amount Registered | shares	95,396
Proposed Maximum Offering Price per Unit	37.84
Maximum Aggregate Offering Price	$ 3,609,784.64
Fee Rate	0.01381%
Amount of Registration Fee	$ 498.51
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover an indeterminate number of additional shares of Class A common stock, par value $0.01 per share ("Common Stock"), of National Bank Holdings Corporation, a Delaware corporation (the "Registrant"), which may become issuable by reason of any stock dividend, stock split, recapitalization, or other similar transaction that results in an increase in the number of outstanding shares of Common Stock. The amount in the "Amount Registered" column represents the aggregate number of shares of Common Stock issuable upon the vesting or settlement, as applicable, of a portion of a restricted stock award granted to John D. Steinmetz under the Vista Bank Equity Incentive Plan, which was assumed by the Registrant and converted into a restricted stock award of the Registrant pursuant to the Agreement and Plan of Merger (the "Merger Agreement"), dated as of September 15, 2025, by and among the Registrant, Vista Bancshares, Inc. ("Vista") and Bryan Wick, solely in his capacity as the shareholders' representative. The amount in the "Proposed Maximum Offering Price Per Unit" column is established pursuant to Rule 457(c) and (h) under the Securities Act, solely for the purpose of calculating the amount of the registration fee, based upon (x) the average of the high and low prices of the Common Stock, as reported on the New York Stock Exchange on January 2, 2026 ($37.84) and (y) the total number of shares of Common Stock registered hereunder (95,396).